Supplement Dated October 21, 2013
To The Summary Prospectus Dated April 29, 2013

Supplement Dated October 21, 2013
To The Prospectus Dated April 29, 2013

JNL® Series Trust

Please note that all changes apply to your variable annuity and/or variable life product(s).

Effective September 13, 2013, for the JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund, please remove all references to Samuel Yee.

This Supplement is dated October 21, 2013.

(To be used with JMV7698 04/13, VC5869 04/13, JMV7697 04/13, VC5890 04/13, VC5890ML 04/13, VC4224 04/13, JMV8798 04/13, JMV9476 04/13, JMV5763ML 04/13, JMV9476ML 04/13, JMV5763WF 04/13, JMV9476WF 04/13, VC5995 04/13, JMV5765 09/13, JMV2731 04/13, JMV9476L 09/13, VC5825 04/13, VC5885 04/13, VC5884 04/13, JMV7698NY 04/13, NV5869 04/13, JMV7697NY 04/13, NV5890 04/13, NV4224 04/13, JMV9476NY 04/13, NV4224WF 04/13, JMV9476WFNY 04/13, NMV2731 04/13, JMV9476LNY 09/13, FVC4224FT 04/13, VC5526 04/13, VC3656 04/13, VC3657 04/13, VC3723 04/13, NV5526 04/13, NV3174 04/13, NV3174CE 04/13, NV3784 04/13, NV5825 04/13, HR105 04/13 and VC4220 04/13.)

CMX12004 10/13

Supplement Dated October 21, 2013
To The Statement of Additional Information
Dated April 29, 2013

JNL® Series Trust

Please note that all changes apply to your variable annuity and/or variable life product(s).

Effective September 13, 2013, for the JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund, please remove all references to Samuel Yee.

This Supplement is dated October 21, 2013.

(To be used with V3180 04/13 and V3180PROXY 04/13.)

CMX12005 10/13